Non-Current Assets – Investments in Financial Assets	6 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Non-Current Assets – Investments in Financial Assets
Note 10.
Non-Current
Assets – Investments in Financial Assets
Details of listed Australian shares:

Listed investments	Ownership interest %	Fair value at period end 1 US$	Exchange o n translation US$	Disposal US$	Financial Value gain/(loss) recognized in OCI US$	Opening fair value US$
December 31, 2021
Non-current investments:

Total listed investments		—	—	—	—	—

June 30, 2021
Non-current investments:
Optiscan Imaging Limited	—%	—	—	(669,184)	469,767	199,417
Total listed investments		—	—	(669,184)	469,767	199,417

1.	The fair value represents the share (bid) price at year end and does not include any capital gains tax or selling costs that may be applicable on the disposal of these investments.

Non-current investments in listed shares (which are not associates) are designated and accounted for as investments in financial assets pursuant to IFRS 9.